June 4, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Cash Management (the "Fund")
          1933 Act File No.: 2-94930
          1940 Act File No.: 811-04175
          CIK No.: 0000759667

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 59 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 31, 2019.

Please address any comments or questions to my attention at 412-236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Analyst/Paralegal